UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                               FORM 13F
                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ x ];  Amendment Number: 1

This Amendment (Check only one.): [ x ] is a restatement.

                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Knightsbridge Asset Management, LLC

Address: 660 Newport Center Dr, Ste 460

         Newport Beach, CA  92660


13F File Number: 028-11482



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    		John G. Prichard

Title:   		Principal

Phone:   		949-644-4444

Signature, 		Place, 			and Date of Signing:
John G. Prichard	Newport Beach, CA	September 7, 2005


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE



Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     33
Form 13F Information Table Value Total:     $145,087.13

List of Other Included Managers:

No.   13F File Number        Name
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	FORM 13F INFORMATION TABLE


                                                         VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP       (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS SOLE     SHARED   NONE

Allegran Inc.               COM              018490102    455          5610  SH      SOLE              3450        2160     0
Anglo American PLC          ADR              03485P102    222          9330  SH      SOLE              9330        0        0
Avaya Inc.                  COM              053499109    327         19600  SH      SOLE              19600       0        0
Baker Hughes Inc.           COM              057224107    940         22025  SH      SOLE              22025       0        0
Bioveris Corp               COM              090676107    3200       438000  SH      SOLE              438000      0        0
BP PLC                      SPONSORED ADR    055622104    246          4204  SH      SOLE              4204        0        0
Burlington Resources Inc.   COM              122014103    392         10000  SH      SOLE              10000       0        0
California Water SVC Group  COM              130788102    361          9600  SH      SOLE              9600        0        0
Caremark RX Inc.            COM              141705103    323          8200  SH      SOLE              8200        0        0
Corning Inc.                COM              219350105    5219       444173  SH      SOLE              444173      0        0
Dana Corp.                  COM              235811106    4388       253203  SH      SOLE              253203      0        0
Devon Energy Corp. New      COM              25179M103    8678       223100  SH      SOLE              223100      0        0
Exxon Mobil Corp.           COM              30231G102    283          5530  SH      SOLE              5530        0        0
Global Crossing Ltd.        SHS NEW          G3921A175    11546      637050  SH      SOLE              637050      0        0
Hitachi Ltd.                ADR 10 COM       433578507    250          3600  SH      SOLE              3600        0        0
Hospira Inc.                COM              441060100    8987       268371  SH      SOLE              268371      0        0
Koninklijke Ahold NV        SPON ADR NEW     500467303    6815       877791  SH      SOLE              877791      0        0
Korea Electric Power        SPONSORED ADR    500631106    13907 1051535.112  SH      SOLE              1051535.112 0        0
Morgan Stnly Asia Pac FundI COM              61744U106    6504   509884.175  SH      SOLE              509884.175  0        0
NEC Corp.                   ADR              629050204    104         19700  SH      SOLE              19700       0        0
Newmont Mining Corp.        COM              651639106    7767   175430.672  SH      SOLE              175430.672  0        0
PG&E Corp.                  COM              69331C108    5312       159612  SH      SOLE              159612      0        0
Pimco CA Municipal IncomeFD COM              72200N106    135         10000  SH      SOLE              10000       0        0
Piper Jaffray Cos           COM              724078100    8642       180275  SH      SOLE              180275      0        0
Reliant Energy Inc.         COM              75952B105    13639      999200  SH      SOLE              999200      0        0
Reuters Group  PLC          SPONSORED ADR    76132M102    5503       128127  SH      SOLE              128127      0        0
Royal Dutch Pete Co.        NY REG .56       780257804    367          6400  SH      SOLE              6400        0        0
SK Telecom Ltd.             SPONSORED ADR    78440P108    5318   239019.018  SH      SOLE              239019.018  0        0
Sybron Dental Specialties InCOM              871142105    6189       174925  SH      SOLE              174925      0        0
TCW Conv. Sec. Fund Inc.    COM              872340104    79          14770  SH      SOLE              14770       0        0
Tyco Intl Ltd. NEW          COM              902124106    8960       250791  SH      SOLE              250791      0        0
U.S. Bancorp DEL            COM NEW          902973304    282          9000  SH      SOLE              9000        0        0
Williams Cos Inc. DEL       COM              969457100    9747       599459  SH      SOLE              599459      0        0
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